UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2008

                     DATE OF REPORTING PERIOD: JULY 31, 2008

ITEM 1.   SCHEDULE OF INVESTMENTS




SCHEDULE OF INVESTMENTS

July 31, 2008                                                        (Unaudited)

LSV CONSERVATIVE VALUE                                                    Value
EQUITY FUND                                                   Shares      (000)
----------------------                                       --------   --------
COMMON STOCK (98.3%)
AEROSPACE & DEFENSE (1.7%)
   Boeing                                                      12,100   $    739
   Northrop Grumman                                            13,600        916
   Tyco International                                          29,500      1,315
                                                                        --------
                                                                           2,970
                                                                        --------
AGRICULTURAL OPERATIONS (0.3%)
   Archer-Daniels-Midland                                      19,500        558
                                                                        --------
AGRICULTURAL PRODUCTS (0.3%)
   Corn Products International                                 12,000        558
                                                                        --------
AIRCRAFT (0.6%)
   Honeywell International                                     14,300        727
   Lockheed Martin                                              2,900        303
                                                                        --------
                                                                           1,030
                                                                        --------
APPAREL RETAIL (0.7%)
   Gap                                                         77,200      1,245
                                                                        --------
APPAREL/TEXTILES (0.0%)
   Liz Claiborne                                                  600          8
                                                                        --------
ASSET MANAGEMENT & CUSTODY BANKS (0.2%)
   Ameriprise Financial                                         7,500        319
                                                                        --------
AUTOMOTIVE (0.6%)
   American Axle & Manufacturing Holdings                      29,500        174
   Cooper Tire & Rubber                                        34,900        321
   Lear                                                        29,700        428
   TRW Automotive Holdings                                      3,000         56
                                                                        --------
                                                                             979
                                                                        --------
BANKS (9.3%)
   Bank of America                                            132,174      4,349
   BB&T                                                        25,300        709
   Colonial BancGroup                                          57,000        380
   Comerica                                                    10,600        305
   Fannie Mae                                                   3,000         35
   First Horizon National                                       3,900         37
   JPMorgan Chase                                             100,600      4,087
   Keycorp                                                     32,200        340
   National City                                                8,200         39
   PNC Financial Services Group                                11,800        841
   Regions Financial                                           64,700        613
   SunTrust Banks                                              21,800        895
   UnionBanCal                                                 10,300        553
   Wachovia                                                    81,900      1,414
   Washington Mutual                                           23,100        123
   Wells Fargo                                                 53,400      1,616
                                                                        --------
                                                                          16,336
                                                                        --------
BIOTECHNOLOGY (1.6%)
   Amgen                                                       44,400      2,781
                                                                        --------
BROADCASTING, NEWSPAPERS & ADVERTISING (0.6%)
   CBS, Cl B                                                   69,900      1,144
                                                                        --------

                                                                         Value
                                                              Shares     (000)
                                                             --------   --------
BUILDING & CONSTRUCTION (0.5%)
   Lennox International                                         7,000   $    250
   Masco                                                       41,500        684
                                                                        --------
                                                                             934
                                                                        --------
CHEMICALS (3.1%)
   Dow Chemical                                                61,000      2,032
   EI Du Pont de Nemours                                       29,500      1,292
   Lubrizol                                                     6,500        324
   PPG Industries                                              14,400        873
   Rohm & Haas                                                  8,700        653
   RPM International                                           12,300        252
                                                                        --------
                                                                           5,426
                                                                        --------
COMMERCIAL PRINTING (0.5%)
   RR Donnelley & Sons                                         30,100        804
                                                                        --------
COMPUTER & ELECTRONICS RETAIL (0.4%)
   Best Buy                                                    17,500        695
                                                                        --------
COMPUTERS & SERVICES (3.3%)
   Computer Sciences *                                         31,000      1,469
   Hewlett-Packard                                              4,000        179
   International Business Machines                             17,600      2,252
   Seagate Technology                                          60,700        909
   Sun Microsystems *                                          67,400        716
   Symantec *                                                   9,300        196
                                                                        --------
                                                                           5,721
                                                                        --------
CONSUMER DISCRETIONARY (1.3%)
   Kimberly-Clark                                              24,500      1,417
   Procter & Gamble                                            14,200        930
                                                                        --------
                                                                           2,347
                                                                        --------
CONSUMER PRODUCTS (1.0%)
   Brunswick                                                    4,500         58
   Hasbro                                                      12,200        472
   Mattel                                                      41,900        840
   Polaris Industries                                           9,600        411
                                                                        --------
                                                                           1,781
                                                                        --------
DIVERSIFIED METALS & MINING (0.5%)
   Freeport-McMoRan Copper & Gold                               8,800        851
                                                                        --------
ELECTRICAL SERVICES (8.2%)
   Alliant Energy                                              25,800        832
   American Electric Power                                     21,200        837
   DTE Energy                                                  20,700        848
   Duke Energy                                                 71,000      1,248
   General Electric                                           259,900      7,353
   NiSource                                                     2,900         50
   OGE Energy                                                     900         29
   Pinnacle West Capital                                       25,300        849
   Progress Energy                                             18,100        766
   Puget Energy                                                11,000        303
   SCANA                                                       14,300        517
   Westar Energy                                                7,600        168
   Xcel Energy                                                 32,600        654
                                                                        --------
                                                                          14,454
                                                                        --------

SCHEDULE OF INVESTMENTS

July 31, 2008                                                        (Unaudited)

LSV CONSERVATIVE VALUE                                                   Value
EQUITY FUND                                                   Shares     (000)
----------------------                                       --------   --------
ENVIRONMENTAL & FACILITIES SERVICES (0.5%)
   Waste Management                                            23,000   $    817
                                                                        --------
FINANCIAL SERVICES (4.6%)
   AmeriCredit *                                                5,900         52
   Capital One Financial                                       45,600      1,909
   CIT Group                                                   18,200        154
   Citigroup                                                  172,900      3,231
   Discover Financial Services                                  3,600         53
   First Marblehead                                            12,000         30
   Freddie Mac                                                  3,000         24
   Goldman Sachs Group                                         11,300      2,080
   Lehman Brothers Holdings                                    12,200        212
   Morgan Stanley                                               7,200        284
                                                                        --------
                                                                           8,029
                                                                        --------
FOOD, BEVERAGE & TOBACCO (1.3%)
   Coca-Cola Enterprises                                       10,200        173
   ConAgra Foods                                               24,000        520
   Pepsi Bottling Group                                        21,200        590
   Philip Morris International                                  9,200        475
   Supervalu                                                   19,300        495
   Universal                                                    2,400        124
                                                                        --------
                                                                           2,377
                                                                        --------
GAS/NATURAL GAS (0.6%)
   AGL Resources                                               12,600        435
   Nicor                                                       17,600        701
                                                                        --------
                                                                           1,136
                                                                        --------
GENERAL MERCHANDISE STORES (0.4%)
   Family Dollar Stores                                        30,100        701
                                                                        --------
HEALTH CARE EQUIPMENT (0.1%)
   Covidien                                                     3,475        171
                                                                        --------
HOUSEHOLD PRODUCTS (0.0%)
   Valspar                                                        700         15
                                                                        --------
HOUSEHOLD PRODUCTS, FURNITURE & FIXTURES (0.9%)
   Ethan Allen Interiors                                       17,100        429
   Leggett & Platt                                             46,000        897
   Whirlpool                                                    2,600        197
                                                                        --------
                                                                           1,523
                                                                        --------
INSURANCE (8.7%)
   ACE                                                         15,500        786
   Allstate                                                    37,900      1,752
   American International Group                                70,700      1,842
   Aspen Insurance Holdings                                    18,800        477
   Assurant                                                    16,000        962
   Chubb                                                       34,700      1,667
   Cigna                                                        3,100        115
   Genworth Financial, Cl A                                    43,900        701
   Hartford Financial Services Group                           13,700        868
   Lincoln National                                             8,800        420
   MBIA                                                        16,500         98
   Nationwide Financial Services, Cl A                         14,100        653

                                                                         Value
                                                              Shares     (000)
                                                             --------   --------
INSURANCE (CONTINUED)
   Prudential Financial                                        21,000   $  1,448
   Torchmark                                                   12,900        749
   Travelers                                                   31,800      1,403
   Unum Group                                                  40,200        971
   XL Capital, Cl A                                            18,700        335
                                                                        --------
                                                                          15,247
                                                                        --------
LEASING & RENTING (0.3%)
   WW Grainger                                                  6,500        582
                                                                        --------
MACHINERY (2.1%)
   Black & Decker                                               7,300        438
   Caterpillar                                                 12,200        848
   Eaton                                                        3,000        213
   Illinois Tool Works                                         20,900        979
   Ingersoll-Rand, Cl A                                         7,500        270
   Parker Hannifin                                             14,100        870
                                                                        --------
                                                                           3,618
                                                                        --------
MORTGAGE REIT'S (0.2%)
   Annaly Capital Management                                   17,900        270
   RAIT Financial Trust                                         6,600         44
                                                                        --------
                                                                             314
                                                                        --------
MOTORCYCLE MANUFACTURERS (0.3%)
   Harley-Davidson                                             16,400        621
                                                                        --------
MULTIMEDIA (1.3%)
   Time Warner                                                156,100      2,235
                                                                        --------
OFFICE ELECTRONICS (0.8%)
   Xerox                                                       99,000      1,350
                                                                        --------
OFFICE EQUIPMENT (0.5%)
   3M                                                           3,300        232
   HNI                                                         15,300        331
   Steelcase, Cl A                                             33,600        335
                                                                        --------
                                                                             898
                                                                        --------
OIL & GAS EQUIPMENT & SERVICES (0.4%)
   Tidewater                                                   12,000        719
                                                                        --------
OIL & GAS STORAGE & TRANSPORTATION (0.4%)
   Overseas Shipholding Group                                   8,200        646
                                                                        --------
PAPER & PAPER PRODUCTS (0.8%)
   International Paper                                         51,400      1,425
                                                                        --------
PAPER PACKAGING (0.3%)
   Packaging of America                                        20,000        511
   Sonoco Products                                              1,600         52
                                                                        --------
                                                                             563
                                                                        --------
PETROLEUM & FUEL PRODUCTS (16.2%)
   Apache                                                      19,000      2,131
   Chevron                                                     75,300      6,367
   Cimarex Energy                                              11,800        615
   ConocoPhillips                                              62,500      5,101
   Exxon Mobil                                                120,200      9,668
   Marathon Oil                                                37,700      1,865
   Occidental Petroleum                                        12,600        993

SCHEDULE OF INVESTMENTS

July 31, 2008                                                        (Unaudited)

LSV CONSERVATIVE VALUE                                                   Value
EQUITY FUND                                                   Shares     (000)
----------------------                                       --------   --------
PETROLEUM & FUEL PRODUCTS (CONTINUED)
   Patterson-UTI Energy                                        29,000   $    824
   Sunoco                                                       7,500        305
   Tesoro                                                       4,400         68
   Valero Energy                                               14,300        478
                                                                        --------
                                                                          28,415
                                                                        --------
PHARMACEUTICALS (8.1%)
   Bristol-Myers Squibb                                        50,700      1,071
   Eli Lilly                                                   34,200      1,611
   Forest Laboratories *                                       13,200        469
   Johnson & Johnson                                           37,300      2,554
   King Pharmaceuticals *                                      10,000        115
   Merck                                                       18,600        612
   Pfizer                                                     260,400      4,862
   Watson Pharmaceuticals *                                    18,700        541
   Wyeth                                                       58,800      2,382
                                                                        --------
                                                                          14,217
                                                                        --------
PRINTING & PUBLISHING (0.4%)
   Gannett                                                      7,300        132
   Lexmark International, Cl A *                               17,800        625
                                                                        --------
                                                                             757
                                                                        --------
RAILROADS (0.5%)
   Norfolk Southern                                            11,100        798
                                                                        --------
REINSURANCE (0.4%)
   Everest Re Group                                             7,900        646
   Reinsurance Group of America                                 2,900        144
                                                                        --------
                                                                             790
                                                                        --------
RETAIL (4.1%)
   Brinker International                                       19,900        366
   CBRL Group                                                  11,000        266
   Darden Restaurants                                          13,100        427
   Home Depot                                                  67,900      1,618
   Kroger                                                      43,700      1,236
   Macy's                                                      27,600        519
   Ruby Tuesday *                                               5,800         40
   Wal-Mart Stores                                             45,200      2,649
                                                                        --------
                                                                           7,121
                                                                        --------
SECURITIES BROKERAGE/DEALERS (0.4%)
   Merrill Lynch                                               27,500        733
                                                                        --------
SEMI-CONDUCTORS/INSTRUMENTS (1.4%)
   Integrated Device Technology *                              72,400        725
   Intel                                                        1,600         36
   Molex                                                       20,400        500
   Texas Instruments                                           31,400        766
   Tyco Electronics                                            15,200        504
                                                                        --------
                                                                           2,531
                                                                        --------
SPECIALIZED REIT'S (0.5%)
   Hospitality Properties Trust                                25,100        535
   Sunstone Hotel Investors                                    21,500        278
                                                                        --------
                                                                             813
                                                                        --------
SPECIALTY CHEMICALS (0.3%)
   Sherwin-Williams                                             8,400        447
                                                                        --------

                                                              Shares/
                                                               Face
                                                              Amount      Value
                                                               (000)      (000)
                                                             --------   --------
STEEL & STEEL WORKS (1.5%)
   Alcoa                                                       40,500   $  1,367
   Nucor                                                       21,400      1,224
                                                                        --------
                                                                           2,591
                                                                        --------
TELEPHONES & TELECOMMUNICATIONS (5.3%)
   AT&T                                                       207,700      6,399
   Verizon Communications                                      84,800      2,887
                                                                        --------
                                                                           9,286
                                                                        --------
TOTAL COMMON STOCK
   (Cost $219,628)                                                       172,427
                                                                        --------
REPURCHASE AGREEMENT (1.4%)
 Morgan Stanley
   1.750%, dated 07/31/08, to be repurchased
   on 08/01/08, repurchase price $2,481,151
   (collateralized by a U.S. Treasury Bond, par value
   $2,127,353, 2.375%, 01/15/25, with total market
   value $2,530,658)                                         $  2,481      2,481
                                                                        --------
TOTAL REPURCHASE AGREEMENT
   (Cost $2,481)                                                           2,481
                                                                        --------
TOTAL INVESTMENTS (99.7%)
 (Cost $222,109) +                                                      $174,908
                                                                        ========

PERCENTAGES ARE BASED ON NET ASSETS OF $175,436(000).

*    NON-INCOME PRODUCING SECURITY.

CL   - CLASS

REIT - REAL ESTATE INVESTMENT TRUST

+ AT JULY 31, 2008, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $222,209(000), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $3,840(000) AND $(51,041)(000), RESPECTIVELY.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

LSV-QH-002-0300

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                              The Advisors' Inner Circle Fund


By (Signature and Title)                  /s/ Philip T. Masterson
                                          -----------------------------------
                                          Philip T. Masterson
                                          President

Date: September 26, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                  /s/ Philip T. Masterson
                                          -----------------------------------
                                          Philip T. Masterson
                                          President

Date: September 26, 2008

By (Signature and Title)                  /s/ Michael Lawson
                                          -----------------------------------
                                          Michael Lawson
                                          Controller & CFO

Date: September 26, 2008